Cover	Oct. 09, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2026
Entity File Number	001-42711
Entity Registrant Name	CID HoldCo, Inc.
Entity Central Index Key	0002033770
Entity Tax Identification Number	99-2578850
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5661 S. Cameron St.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	303
Local Phone Number	332-4122
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	DAIC
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Common Stock at an exercise price of $287.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock at an exercise price of $287.50 per share
Trading Symbol	DAICW
Security Exchange Name	NASDAQ